Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value, By Balance Sheet Grouping

		Fair Value Measurements at Reporting Date Using
	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$—
Short-term investments	1,362,641	1,362,641	—
Commodity contracts	5,071	—	5,071
Restricted cash and investments	585,833	585,833

Total assets	$2,965,667	$2,960,596	$5,071	—

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	—	$(21,434)	—

December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$—
Short-term investments	1,153,623	1,153,623	—
Foreign exchange contracts	266	—	266
Restricted cash	598,482	598,482	—

Total assets	$2,908,611	$2,908,345	$266	—

Liabilities:
Commodity contracts	$(66,661)	—	$(66,661)	—